Business Combination (Details 1) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Risks and Uncertainties [Abstract]
Revenues	$ 1,962	$ 7,366	$ 8,470
Net loss	$ (6,365)	$ (57,904)	$ (20,828)